Income and Social Contribution Taxes - Summary of Estimated Balance of Deferred Tax Asset (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [Line Items]
Deferred tax assets future taxable profits	R$ 3,052	R$ 2,953
2018 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [Line Items]
Deferred tax assets future taxable profits	421
2019 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [Line Items]
Deferred tax assets future taxable profits	477
2020 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [Line Items]
Deferred tax assets future taxable profits	476
2021 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [Line Items]
Deferred tax assets future taxable profits	452
2022 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [Line Items]
Deferred tax assets future taxable profits	465
2022-2024 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [Line Items]
Deferred tax assets future taxable profits	493
2025-2026 [Member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [Line Items]
Deferred tax assets future taxable profits	R$ 268